Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Share of post-tax results of associates and joint ventures	£ 585	£ 442	£ 415
Other comprehensive income:
Items that may be reclassified to profit and loss	(107)	6	(17)
Items that will not be reclassified to profit and loss	(5)	19	14
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Share of post-tax results of associates and joint ventures	585	442	415
Other comprehensive income:
Items that may be reclassified to profit and loss	(107)	6	(17)
Items that will not be reclassified to profit and loss	(5)	19	14
Total comprehensive income (note 9)	£ 473	£ 467	£ 412